Organization And Business (Details)	Jun. 30, 2013 Kiosks
Kiosks	64,640
Locations	56,740
Redbox [Member]
Kiosks	43,600
Locations	35,900
Coin [Member]
Kiosks	20,700
Locations	20,500
New Ventures [Member]
Kiosks	340
Locations	340